Debt and other financial liabilities - Summary of Long-term Debt Instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 2,051		$ 3,605
Notes Payable To Banks One
Debt Instrument [Line Items]
Interest rate	4.00%
Notes Payable To Banks Two | Itaú Unibanco S.A.
Debt Instrument [Line Items]
Interest rate	4.00%
Itaú Unibanco S.A. | Notes Payable To Banks One
Debt Instrument [Line Items]
Long-term debt	$ 1,747	R$ 10,782,000
Itaú Unibanco S.A. | Notes Payable To Banks Two
Debt Instrument [Line Items]
Long-term debt	$ 304	R$ 1,878,000